Taxation - Taxation attributable to the Group (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
UK corporation tax rate (as a percent)	25.00%	23.50%	19.00%
Current taxation:
Current income tax charge	$ 195	$ 180	$ 121
Adjustments in respect of prior periods	(37)	(45)	(10)
Total current taxation	158	135	111
Deferred taxation:
Origination and reversal of temporary differences	(79)	(116)	(77)
Changes in tax rates		(2)	(5)
Adjustments to estimated amounts arising in prior periods	7	10	(17)
Total deferred taxation	(72)	(108)	(99)
Total taxation charge as per the income statement	86	27	12
Taxation in other comprehensive income	6	(18)	5
Taxation in equity	1		3
Taxation charge attributable to the Group	93	9	20
Net prior period adjustment benefit	30	35	27
Income tax adjustment from restructuring and rationalisation-related costs, acquisition and disposal-related items, amortisation and impairment of acquisition intangibles, legal and other items	(87)	(113)	(127)
Country of domicile [member]
Current taxation:
Current income tax charge	13	15	17
Overseas
Current taxation:
Current income tax charge	$ 182	$ 165	$ 104